RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF KEY MANAGEMENT PERSONNEL

Key management includes directors of the Company, the COO, the CFO, the CEO and Executive Chairman, and other members of key management. Compensation to key management personnel was as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Management and consulting fees	664	627	1,359	1,309
Share-based compensation	320	1,133	715	1,282
	984	1,760	2,074	2,591